Revenue and related balances	9 Months Ended
Sep. 30, 2024
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application and associated premium support services, and professional services revenue, which includes services such as initial implementation, project management, training, and integration.

The following table presents a disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Subscription revenue	52,615	43,588	150,326	123,278
Professional services	2,818	2,918	9,564	8,281
	55,433	46,506	159,890	131,559